Investments Accounted for Using the Equity Method (Investments Recognised in Balance Sheet) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 4,452,044	¥ 3,688,794
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	212,249	190,697	¥ 236,983
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 4,239,795	¥ 3,498,097	¥ 3,074,156